SUBSEQUENT EVENT (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 23, 2019	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jul. 02, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Shares issued		110,927,690	110,927,690			83,184,843
Proceeds from issuance shares			$ 2,524	$ 22,749
Aspire Capital Fund Llc [Member]
Statement Line Items [Line Items]
Shares issued		1,400,000	1,400,000		200,000
Proceeds from issuance shares	$ 329	$ 2,524